Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
BUSINESS COMBINATIONS
3.	BUSINESS COMBINATIONS

Acquisition of Skymoons

On July 17, 2018 (the “acquisition date”), the Group completed the acquisition of a 100% equity stake in Skymoons Inc. and Chengdu Skymoons Digital Entertainment Co., Ltd. (collectively, “Skymoons”). Headquartered in Chengdu, China, Skymoons focuses on the development and global publishing of mobile games. The Group completed the acquisition of Skymoons on July 17, 2018, the date on which control was obtained to govern the financial and operating policies of Skymoons and obtained benefits from its activities. The Group believes Skymoons is a natural extension to its business and will strengthen its media platform and overall ecosystem. The results of Skymoons’ operations have been included in the consolidated financial statements of the Group since the acquisition date.

The aggregate payment for the acquisition of Skymoons consists of a fixed payment of cash of RMB1,157.0 million (US$168.3 million), as well as a contingent payment of up to RMB130.0 million in cash and issuance of 23,777,706 Class A ordinary shares if specified adjusted net profit targets are met post-acquisition (the “Earn-Out”).

The acquisition-date fair value of the consideration transferred totaled RMB1,242.9 million (US$180.8 million), which consisted of the fixed payment of cash amounting to RMB1,157.0 million (US$168.3 million) and the portion of the Earn-Out payment described above of RMB85.9 million (US$12.5 million), which are not contingent on the continued employment. RMB1,018.6 million (US$148.1 million) of the Earn-Out is contingent on the continued employment of certain key employees for the three years following the acquisition date, and was accounted for as a transaction separate from the business combination based on its economic substance and will be recorded as post-combination compensation expense in the Group's financial statements over the requisite service period.

The Group has completed the valuation necessary to assess the fair value of tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated aggregate fair values of assets acquired and liabilities assumed as of the acquisition date:

	RMB	Useful lives (Years)
Published mobile games	366,000	2
Mobile games in development(i)	240,000	indefinite lived
Technology	101,000	5
Others	27,023	2 to 10
Intangible assets	734,023
Cash and cash equivalents	189,313
Other current assets	403,387
Other non-current assets	30,162
Fixed assets	2,574
Long-term investments	49,043
Goodwill	588,857
Current liabilities	(466,793)
Long-term loans	(87,794)
Deferred tax liabilities	(137,811)
Noncontrolling interests	(62,047)
Total consideration	1,242,914

(i) Mobile games in development are those that are not completed as of the acquisition date and have no alternative future use. The Group considers its mobile games in development to be in-process research and development (“IPR&D”).

The fair value of accounts receivable acquired was RMB97,819. Gross contractual accounts receivable acquired totaled RMB101,750 and the Company’s best estimate of the contractual cash flows not expected to be collected at acquisition date totaled RMB3,931.

The excess of the purchase price over tangible assets, identifiable intangible assets and liabilities assumed was recorded as goodwill. The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of Skymoons. The goodwill is not deductible for tax purposes.

The amount of revenue and net loss of Skymoons included in the Group’s consolidated statements of comprehensive loss from the acquisition date to December 31, 2018 is RMB375.2 million (US$54.6 million) and RMB237.9 million (US$34.6 million), respectively.

The unaudited pro forma revenue and net loss for the years ended December 31, 2017 and 2018 is not presented as the historical financial information of the acquired business of Skymoons prepared under US GAAP is not available without undue cost, given the acquiree underwent a reorganization prior to the Company’s acquisition.